Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On April 22, 2021, the Sponsor paid, $25,000, or approximately $0.009 per share, to cover certain offering costs and expenses in consideration for 2,875,000 Class B ordinary shares, par value $0.0001. Up to 375,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. The underwriters fully exercised their over-allotment option at the IPO resulting in no Founder Shares being subject to forfeiture.

The Sponsor, directors and executive officers have agreed not to transfer, assign or sell any of their Founder Shares (or Class A ordinary shares issuable upon conversion thereof), subject to certain limited exceptions, until the earlier of (A) six months after the date of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the reported last sale price of the Company’s Class A ordinary shares equals or exceeds US $12.00 per share (as adjusted for share subdivisions, share dividends, right issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

In accordance with one of the permitted exceptions to the restrictions on transfer of the founder shares, on October 18, 2021, the Sponsor transferred 2,070,000 Class B ordinary shares held by it to its Sponsor’s Shareholders, which include all of the Company’s directors and executive officers or companies controlled by them.

Share Based Compensation

In April and May 2021, the Company’s sponsor transferred interests in a total of 55,000 Founder Shares to directors.

The Company has determined the valuation of the Class B ordinary shares as of the Grant Dates. The valuation resulted in a fair value of approximately $1.45 per share as of the Grant Dates, or an aggregate of $79,821 for the 55,000 shares. As vesting of Founder Shares to directors is contingent upon the closing of an initial business combination, a performance condition is not probable of occurring at December 31, 2022 and 2021. Upon consummation of an initial business combination the Company will recognize $79,821 in compensation expense.

Due from related party

Since April 16, 2021 (inception), related parties have paid for certain offering costs and expenses on behalf of the Company. At December 31, 2021 an excess of $50,000 was repaid to those related parties and was due back to the Company. On April 26, 2022, the Company was repaid all amounts due to the Company from the related parties.

Promissory Note — Related Party

On May 6, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and due at the earlier of October 31, 2021, or the closing of the IPO. As of December 31, 2022 and 2021, no amount was outstanding on the promissory note. The promissory note has expired, and no borrowings are permitted on this note.

Working Capital Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the initial business combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. On December 22, 2022, the Company borrowed $90,000 from the Sponsor under the Working Capital Loan, which is convertible into warrants as described above. The loan is non-interest bearing and payable on the earliest to occur of (i) the date which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective (such date, the “Maturity Date”). The principal balance may be prepaid at any time, at the election of the Company.

As of December 31, 2022 and 2021, the Company had $90,000 and $0 borrowings under the Working Capital Loans.

Office Space, Secretarial and Administrative Services

Commencing on the date that the Company’s securities are first listed on the NASDAQ through the earlier of consummation of the initial business combination and the liquidation, the Company has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and administrative services. For the year ended December 31, 2022 and for the period from April 16, 2021 (Inception) to December 31,2021, the expense for office space, secretarial and administrative services was $120,000 and $26,129, respectively. As of December 31, 2022 and 2021, the unpaid balance was $0 and $26,129, respectively, and reported on the balance sheets as due to related party.